Financing receivables (Tables)	12 Months Ended
Mar. 31, 2017
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2016
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥364,976	¥—	¥364,976
Short-term secured margin loans	377,437	—	377,437
Inter-bank money market loans	9,751	—	9,751
Corporate loans	551,673	301,766	853,439

Total loans receivable	¥1,303,837	¥301,766	¥1,605,603

Advances to affiliated companies	300	—	300

Total	¥1,304,137	¥301,766	¥1,605,903

	Millions of yen
	March 31, 2017
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥386,127	¥—	¥386,127
Short-term secured margin loans	358,572	—	358,572
Inter-bank money market loans	1,040	—	1,040
Corporate loans	592,425	537,664	1,130,089

Total loans receivable	¥1,338,164	¥537,664	¥1,875,828

Advances to affiliated companies	300	—	300

Total	¥1,338,464	¥537,664	¥1,876,128

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for credit losses

	Millions of yen
	Year ended March 31, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009
Provision for credit losses	61	53	—	(3)	0	111	254	365
Charge-offs	—	—	—	—	—	—	(189)	(189)
Other(1)	—	2	—	0	—	2	66	68

Ending balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253

	Millions of yen
	Year ended March 31, 2016
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253
Provision for credit losses	173	(75)	7	(71)	(1)	33	287	320
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	0	—	(1)	(95)	(96)

Ending balance	¥912	¥66	¥7	¥8	¥0	¥993	¥2,484	¥3,477

	Millions of yen
	Year ended March 31, 2017
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥912	¥66	¥7	¥8	¥0	¥993	¥2,484	¥3,477
Provision for credit losses	72	5	(7)	465	—	535	(12)	523
Charge-offs	(16)	(5)	—	—	0	(21)	—	(21)
Other(1)	—	(66)	—	0	—	(66)	(362)	(428)

Ending balance	¥968	¥—	¥—	¥473	¥0	¥1,441	¥2,110	¥3,551

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2016
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥7	¥—	¥7
Evaluated collectively	912	66	7	1	0	986

Total allowance for credit losses	¥912	¥66	¥7	¥8	¥0	¥993

Loans by impairment methodology
Evaluated individually	¥4,513	¥139,183	¥1,371	¥543,050	¥—	¥688,117
Evaluated collectively	360,463	238,254	8,380	8,623	300	616,020

Total loans	¥364,976	¥377,437	¥9,751	¥551,673	¥300	¥1,304,137

	Millions of yen
	March 31, 2017
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥1	¥—	¥—	¥446	¥—	¥447
Evaluated collectively	967	—	—	27	0	994

Total allowance for credit losses	¥968	¥—	¥—	¥473	¥0	¥1,441

Loans by impairment methodology
Evaluated individually	¥4,722	¥164,084	¥1,040	¥579,290	¥—	¥749,136
Evaluated collectively	381,405	194,488	—	13,135	300	589,328

Total loans	¥386,127	¥358,572	¥1,040	¥592,425	¥300	¥1,338,464

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2016
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥125,371	¥75,853	¥0	¥39,281	¥240,505
Unsecured loans at banks	122,411	2,059	1	—	124,471
Short-term secured margin loans	—	—	—	377,437	377,437
Secured inter-bank money market loans	—	—	—	—	—
Unsecured inter-bank money market loans	9,751	—	—	—	9,751
Secured corporate loans	268,206	264,323	3,974	4,119	540,622
Unsecured corporate loans	2,957	1,123	—	6,971	11,051
Advances to affiliated companies	300	—	—	—	300

Total	¥528,996	¥343,358	¥3,975	¥427,808	¥1,304,137

	Millions of yen
	March 31, 2017
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥124,997	¥89,022	¥—	¥36,406	¥250,425
Unsecured loans at banks	134,141	1,559	1	1	135,702
Short-term secured margin loans	—	—	—	358,574	358,574
Secured inter-bank money market loans	—	—	—	—	—
Unsecured inter-bank money market loans	1,040	—	—	—	1,040
Secured corporate loans	286,384	287,469	—	5,702	579,555
Unsecured corporate loans	1,859	284	—	10,727	12,870
Advances to affiliated companies	300	—	—	—	300

Total	¥548,721	¥378,334	¥1	¥411,410	¥1,338,466

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.